Note 8 - Fair Value - Significant Unobservable Inputs Used In Fair Value Measurement Of Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
CVA Adjustment	€ (163)	€ (153)
DVA Adjustment	214	138
CVA and DVA Adjustment impact	(24)	€ (23)
FVA Adjustment Impact	€ (12)
Debt Securities [Member] | Bottom Of Range Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	37
Recovery Rate	0,00%
Debt Securities [Member] | Bottom Of Range Member | Market Comparable Prices Member
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	1,00%
Debt Securities [Member] | Weighted Average Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	152,22
Recovery Rate	32,06%
Debt Securities [Member] | Weighted Average Member | Market Comparable Prices Member
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	88,00%
Debt Securities [Member] | Top Of Range [Member] | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	385,00
Recovery Rate	40,00%
Debt Securities [Member] | Top Of Range [Member] | Market Comparable Prices Member
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	275,00%
Debt Securities [Member] | Units | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	b.p.
Recovery Rate	%
Debt Securities [Member] | Units | Market Comparable Prices Member
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	%
Credit Option [Member] | Bottom Of Range Member | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	0,00%
Credit Option [Member] | Weighted Average Member | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	37,98%
Credit Option [Member] | Top Of Range [Member] | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	60,26%
Credit Option [Member] | Units | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	%
Corporate Bond Option [Member] | Bottom Of Range Member | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Corporate Bond Option [Member] | Weighted Average Member | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Corporate Bond Option [Member] | Top Of Range [Member] | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Corporate Bond Option [Member] | Units | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	vegas
Equity OTC Option [Member] | Bottom Of Range Member | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	47,05
Equity OTC Option [Member] | Bottom Of Range Member | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	13,79
Equity OTC Option [Member] | Bottom Of Range Member | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	5,05
Equity OTC Option [Member] | Weighted Average Member | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	47,05
Equity OTC Option [Member] | Weighted Average Member | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	27,24
Equity OTC Option [Member] | Weighted Average Member | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	7,73
Equity OTC Option [Member] | Top Of Range [Member] | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	47,05
Equity OTC Option [Member] | Top Of Range [Member] | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	65,02
Equity OTC Option [Member] | Top Of Range [Member] | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	9,71
Equity OTC Option [Member] | Units | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	Vegas
Equity OTC Option [Member] | Units | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	vegas
Equity OTC Option [Member] | Units | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	vegas
Interest Rate Option [Member] | Bottom Of Range Member | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	0,25
Correlation Rate Credit	(100)
Credit Default Volatility	-
Interest Rate Option [Member] | Weighted Average Member | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	9,00
Correlation Rate Credit	-
Credit Default Volatility	-
Interest Rate Option [Member] | Top Of Range [Member] | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	18,00
Correlation Rate Credit	100
Credit Default Volatility	-
Interest Rate Option [Member] | Units | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)%
Correlation Rate Credit	%
Credit Default Volatility	Vegas